Share-based Payments - Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares
Share-based Payments [Abstract]
Outstanding at beginning of period (in shares) | shares	14,483,990	16,956,590	17,793,881
Granted (in shares) | shares	381,000	2,665,875	3,120,975
Exercised (in shares) | shares	(65,000)	(412,729)	(534,034)
Forfeited and expired (in shares) | shares	(2,388,931)	(4,725,746)	(3,424,232)
Options exercisable (in shares) | shares	9,690,271	9,534,400	9,065,830
Outstanding at end of period (in shares) | shares	12,411,059	14,483,990	16,956,590	17,793,881
Weighted-average exercise price, beginning of year (in GBP per share)	£ 2.25	£ 2.29	£ 2.31
Weighted average exercise price, options granted (in GBP per share)	1.24	1.87	2.22
Weighted average exercise price, options exercised (in GBP per share)	1.20	1.73	1.71
Weighted average exercise price, options forfeited and expired (in GBP per share)	2.41	2.24	2.40
Weighted average exercise price of, options exercisable (in GBP per share)	2.28	2.33	2.19
Weighted-average exercise price, end of year (in GBP per share)	£ 2.19	£ 2.25	£ 2.29	£ 2.31
Weighted average remaining contractual life of outstanding share options	5 years 7 months 13 days	5 years 10 months 13 days	7 years 2 months 12 days	8 years 10 days
Weighted average remaining contractual life of options excisable	4 years 10 months 13 days	4 years 5 months 12 days	6 years 3 days
Weighted average stock price of share options exercised in share-based payment arrangement (in GBP per share)	£ 1.39	£ 2.20	£ 2.46